Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	446	760
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	85	178	465
Loss on Derivative Instruments [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	85	178	465
Derivative Financial Instruments Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	446	760
Derivative Financial Instruments, Net of Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0